Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of Changes in Goodwill

A$
Carrying amount at July 1, 2020	12,872,387
Additions	-
Foreign currency exchange differences	(471,644)
Carrying amount at June 30, 2021	12,400,743
Additions	-
Foreign currency exchange differences	467,379
Carrying amount at June 30, 2022	12,868,122